Common Stock (Tables)	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
As of March 31, 2021, the Company had the following warrants outstanding to purchase shares of Class A common stock (in thousands, except for share and per share amounts):

Warrant Type	Shares	Exercise Price	Issued	Expiration
Vendor	462,335	$1.75	September 23, 2019	September 23, 2026
Debt	98,723	6.96	March 12, 2020	November 26, 2026
Public	6,695,915	11.50	July 22, 2019	January 20, 2026
Parent	888,143	11.50	July 22, 2019	January 20, 2026